Subsequent Events (Details Textual) (USD $)	3 Months Ended
Jun. 30, 2012
Business Acquisition Common Stock Shares As Purchase Consideration	67,383,334
Business Acquisition Preferred Stock Shares As Purchase Consideration	1,433,333
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 12
Percentage Of Preferred Stock Dividend Payable Initially Based On Cash Available	90.00%
Percentage Of Preferred Stock Dividend Payable Thereafter	50.00%
Percentage Of Common Stock Dividend Payable Thereafter	50.00%
Preferred Stock Dividend Per Share Receipt Basis (in dollars per share)	$ 6
Black Diamond [Member]
Acquisition Expenses Reimbursement Maximum Amount	$ 250,000
Proceeds Received By Acquiring Company From Financing Transactions	$ 2,500,000
Preferred Stock [Member] | Black Diamond [Member]
Business Acquisition, Percentage of Voting Interests Acquired	45.62%
Class A Units [Member] | Black Diamond [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%